Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Listing expense	¥ 21,717